Submission	Oct. 27, 2026
Submission [Line Items]
Central Index Key	0001477294
Registrant Name	Sensata Technologies Holding plc
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES